Shareholder Fees	Feb. 29, 2024 USD ($)
Schwab Fundamental U.S. Broad Market Index ETF | Schwab Fundamental U.S. Broad Market Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Fundamental U.S. Large Company Index ETF | Schwab Fundamental U.S. Large Company Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental U.S. Small Company Index ETF | Schwab Fundamental U.S. Small Company Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Large Company Index ETF | Schwab Fundamental International Large Company Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Small Company Index ETF | Schwab Fundamental International Small Company Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental Emerging Markets Large Company Index ETF | Schwab Fundamental Emerging Markets Large Company Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0